BETTER 10Q - CONVERTIBLE PREFERRED STOCK - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 2,830		$ 3,096	$ 31,997
Loss (gain) on warrants	(266)	$ (20,411)	(28,901)	32,790
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	2,800		3,100	32,000
Loss (gain) on warrants	$ (300)	$ (20,400)	$ (28,900)	$ 32,800